Provision for judicial liabilities - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 BRL (R$) item	Dec. 31, 2024 BRL (R$) item	Dec. 31, 2023 BRL (R$) item
Probable losses
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 3,112,877,000	R$ 3,112,877,000	R$ 3,440,154,000
Payments		(156,097,000)	(41,903,000)
Reversal		(129,252,000)	(620,907,000)
Additions		239,750,000	270,681,000
Monetary adjustment		37,890,000	64,852,000
Provision Balance		3,105,168,000	3,112,877,000
Judicial deposits		(178,418,000)	(252,468,000)
Balance provision at the end for the period		2,926,750,000	2,860,409,000
Probable losses | Fibria
Disclosure of other provisions [line items]
Reversal due to a change in probability, cancellation and/or due to settlement			372,541,000
Probable losses | Taxes and social security (1)
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	468,839,000	468,839,000	419,915,000
Payments		(60,081,000)	(1,717,000)
Reversal		(9,540,000)	(18,035,000)
Additions		4,689,000	37,656,000
Monetary adjustment		4,057,000	31,020,000
Provision Balance		407,964,000	468,839,000
Judicial deposits		(66,746,000)	(154,469,000)
Balance provision at the end for the period		341,218,000	314,370,000
Probable losses | Labor
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	349,058,000	349,058,000	255,805,000
Payments		(89,221,000)	(37,172,000)
Reversal		(89,941,000)	(101,375,000)
Additions		162,456,000	211,690,000
Monetary adjustment		21,574,000	20,110,000
Provision Balance		353,926,000	349,058,000
Judicial deposits		(91,596,000)	(82,305,000)
Balance provision at the end for the period		262,330,000	266,753,000
Probable losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	139,435,000	139,435,000	118,729,000
Payments		(6,795,000)	(3,014,000)
Reversal		(1,951,000)	(11,337,000)
Additions		72,605,000	21,335,000
Monetary adjustment		12,259,000	13,722,000
Provision Balance		215,553,000	139,435,000
Judicial deposits		(20,076,000)	(15,694,000)
Balance provision at the end for the period		195,477,000	123,741,000
Probable losses | Classes of contingent liabilities [domain]
Disclosure of other provisions [line items]
Balance provision at the beginning for the period	R$ 2,155,545,000	2,155,545,000	2,645,705,000
Payments
Reversal		(27,820,000)	(490,160,000)
Additions
Monetary adjustment
Provision Balance		2,127,725,000	2,155,545,000
Balance provision at the end for the period		R$ 2,127,725,000	R$ 2,155,545,000
Possible losses and remote losses | Taxes and social security (1)
Disclosure of other provisions [line items]
Number of Administrative Proceedings and Lawsuits | item	32	58
Possible losses and remote losses | Labor
Disclosure of other provisions [line items]
Number of Lawsuits | item		1,178	1,241
Possible losses and remote losses | Civil, environment and real estate
Disclosure of other provisions [line items]
Number of Lawsuits | item		97	76
Possible losses and remote losses | Civil, environment and real estate | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss		R$ 133,281,000	R$ 140,470
Possible losses and remote losses | Tax contingent liability [member] | Fibria
Disclosure of other provisions [line items]
Loss Contingency, Estimate of Possible Loss		R$ 1,994,444,000	R$ 2,015,075